Note 4 - Segment and Revenue Information - Reconciliation (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Contribution by segments		$ 160,073	$ 115,800	$ 103,235
Other operating income		469	466	11,542
Personnel expenses, including share-based remuneration (1)	[1]	(74,588)	(74,450)	(59,977)
Credit loss expense related to divested joint venture		0	0	(10,476)
Depreciation and amortization		(13,939)	(19,600)	(20,234)
Impairment of non-financial assets		(3,194)	(5,624)	0
Other operating expenses (1)	[1]	(27,015)	(22,802)	(26,538)
Share of net income (loss) of equity-accounted investees	[2]	(6)	(29,376)	2,005
Impairment of equity-accounted investee	[2]	0	(115,477)	0
Fair value gain on investments		1,500	116,561	24,000
Finance income		21,454	123	13,633
Finance expenses		(39,729)	(6,912)	(516)
Foreign exchange gain (loss)		(1,157)	(1,814)	833
Profit (loss) before income taxes from continuing operations		$ 23,870	$ (43,106)	$ 37,507

[1]	Certain personnel and other operating expenses are included as part of "other cost of revenue" in the measure of segment profit. Accordingly, the amounts for personnel and other operating expenses in this reconciliation are not consistent with the equivalent amounts in the Statement of Operations.
[2]	For the year ended December 31, 2021, the share of net income (loss) of equity-accounted investees and the amount of impairment of equity-accounted investees have been adjusted, as disclosed in Note 1a.